Significant Accounting Policies - Long lived assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-live assets
Amortization of intangible assets	$ 1,908	$ 3,564	$ 3,364
Depreciation expenses	26,560	33,218	41,906
Impairment charges of intangible assets	$ 3,500	$ 0	$ 0
Minimum
Long-live assets
Estimated useful lives of intangible assets	2 years
Maximum
Long-live assets
Estimated useful lives of intangible assets	10 years
Office building
Long-live assets
Estimated useful lives of assets	45 years
Office building related facilities
Long-live assets
Estimated useful lives of assets	20 years
Furniture and fixtures
Long-live assets
Estimated useful lives of assets	5 years
Computers and equipment | Minimum
Long-live assets
Estimated useful lives of assets	3 years
Computers and equipment | Maximum
Long-live assets
Estimated useful lives of assets	4 years